Benefit Plans - Weighted Average Assumptions for Pension Obligation (Details)		Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Pension Plans | U.S.
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation
Discount rate		2.50%	3.37%
Rate of compensation increase	[1]		3.00%
Defined Benefit Pension Plans | Foreign
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation
Discount rate		1.20%	1.50%
Rate of compensation increase	[1]	1.75%	1.75%
Other Postretirement Benefits Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation
Discount rate		2.60%	3.50%

[1]	Includes only plans not frozen to benefit accruals for the respective periods.